10. Commitments and Contingencies (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Details Narrative
Rent expense	$ 691	$ 672	$ 643
Overnight federal funds	$ 54,500